CONCENTRATION OF RISKS (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%	1.00%
Increase (Decrease) in Interest Payable, Net	¥ 5,173	$ 743
Foreign Currency Exchange Appreciation(Depreciation) Rate	1.30%	1.30%	5.70%	(6.70%)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 1,022,825		¥ 1,316,785	¥ 1,084,895	$ 146,920	$ 189,145	¥ 656,688
China, Yuan Renminbi
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 970,936				$ 139,466